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1933 Act Rule 497(j)
 1933 Act File No. 002-73024
 1940 Act File No. 811-03213

Direct Dial: (202) 419-8402

March 15, 2011

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:      Nationwide Variable Insurance Trust (the "Registrant")
SEC File Nos. 002-73024 and 811-03213
Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the Prospectus for the NVIT Income Bond Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 144/145 to the Registration Statement of the Nationwide Variable Insurance Trust that has been filed electronically on March 14, 2011.  Also, the Statement of Additional Information relating to the above-referenced fund, in addition to the following funds:

NVIT Cardinal Aggressive Fund
NVIT Cardinal Moderately Aggressive Fund
NVIT Cardinal Capital Appreciation Fund
NVIT Cardinal Moderate Fund
NVIT Cardinal Balanced Fund
NVIT Cardinal Moderately Conservative Fund
NVIT Cardinal Conservative Fund
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund

that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 144/145 to the Registration Statement of the Nationwide Variable Insurance Trust that have been filed electronically on March 14, 2011.

Post-Effective Amendment Nos. 144/145 became effective with the Securities and Exchange Commission on March 14, 2011.

If you have any questions with the respect to the filing, please do not hesitate to telephone the undersigned at (202) 419-8402.

Very truly yours,

/s/ Christopher J. Zimmerman
Christopher J. Zimmerman